STOCKHOLDER'S EQUITY	6 Months Ended
Dec. 31, 2011
Stockholder's Deficit:
STOCKHOLDER'S EQUITY

3)	STOCKHOLDERS’ EQUITY

AUTHORIZED STOCK

The Company has authorized 75,000,000 of common shares with a par value of $0.001 per share. Each share entitles the holder to one vote, in person or proxy, on any matter on which action of the shareholder of the Company is sought.

SHARE ISSUANCES

In June, 2010, the Company issued 50,000 common shares to its Director at $0.01 per share, in exchange for $500.

In July, 2010, the Company issued 5,000,000 common shares at $0.001 per share to its Director in exchange for all title, rights, and interest in an invention (see Note 4).

In October, 2011, the Company issued 395,000 common shares at $0.01 per share to twelve individuals, in exchange for $3,950.

In November, 2011, the Company issued 595,000 common shares at $0.01 per share to eighteen individuals, in exchange for $5,950.